                                                                               .
                                                                               .
                                                                               .

FORD CREDIT AUTO OWNER TRUST 2009-A
MONTHLY INVESTOR REPORT

Collection Period                                                                                                March, 2009
Payment Date                                                                                                       4/15/2009
Transaction Month                                                                                                          1

Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-143316 and at
http://www.fordcredit.com/institutionalinvestments/index.jhtml.


I. ORIGINAL DEAL PARAMETERS

                                                                                                      WEIGHTED AVG REMAINING
                                                      DOLLAR AMOUNT          # OF RECEIVABLES                 TERM AT CUTOFF
Initial Pool Balance                              $3,483,283,175.85                   179,524                    56.4 months
Original Securities:                                  DOLLAR AMOUNT        NOTE INTEREST RATE   FINAL SCHEDULED PAYMENT DATE
 Class A-1 Notes                                    $775,000,000.00                  1.86075%                 April 15, 2010
 Class A-2a Notes                                   $100,000,000.00                    3.240%                August 15, 2011
 Class A-2b Notes                                   $508,000,000.00   one-month LIBOR + 2.00%                August 15, 2011
 Class A-3a Notes                                   $170,000,000.00                    3.960%                   May 15, 2013
 Class A-3b Notes                                   $910,000,000.00   one-month LIBOR + 2.50%                   May 15, 2013
 Class A-4 Notes                                    $491,100,000.00                    6.070%                   May 15, 2014
                                                    ---------------
    Total                                         $2,954,100,000.00

II. AVAILABLE FUNDS
INTEREST:
 Interest Collections                                                                                         $20,425,956.76

PRINCIPAL:
 Principal Collections                                                                                        $75,770,236.93
 Prepayments in Full                                                                                          $83,451,912.91
 Liquidation Proceeds                                                                                             $34,531.16
 Recoveries                                                                                                            $0.00
                                                                                                                       -----
   SUB TOTAL                                                                                                 $159,256,681.00
                                                                                                             ---------------
COLLECTIONS                                                                                                  $179,682,637.76

PURCHASE AMOUNTS:
 Purchase Amounts Related to Principal                                                                         $1,918,673.54
 Purchase Amounts Related to Interest                                                                             $13,727.64
                                                                                                                  ----------
   SUB TOTAL                                                                                                   $1,932,401.18

Clean-up Call                                                                                                          $0.00

Reserve Account Draw Amount                                                                                            $0.00
Net Hedge Receipt - Class A-2b                                                                                         $0.00
Net Hedge Receipt - Class A-3b                                                                                         $0.00
Hedge Termination Receipt - Class A-2b                                                                                 $0.00
Hedge Termination Receipt - Class A-3b                                                                                 $0.00
                                                                                                                       -----
AVAILABLE FUNDS - TOTAL                                                                                      $181,615,038.94

FORD CREDIT AUTO OWNER TRUST 2009-A
MONTHLY INVESTOR REPORT

Collection Period                                                                                               March, 2009
Payment Date                                                                                                      4/15/2009
Transaction Month                                                                                                         1

III. DISTRIBUTIONS
AVAILABLE FUNDS                                                                                CARRYOVER          REMAINING

                                              CALCULATED AMOUNT     AMOUNT PAID    SHORTFALL   SHORTFALL    AVAILABLE FUNDS
Indenture/Owner Trustee Fees/Expenses                     $0.00            $0.00       $0.00       $0.00    $181,615,038.94
Servicing Fee                                     $2,902,735.98    $2,902,735.98       $0.00       $0.00    $178,712,302.96
Net Hedge Payment - Class A-2b                      $145,757.48      $145,757.48       $0.00       $0.00    $178,566,545.48
Net Hedge Payment - Class A-3b                      $465,471.82      $465,471.82       $0.00       $0.00    $178,101,073.66
Senior Hedge Termination Payments                         $0.00            $0.00       $0.00       $0.00    $178,101,073.66
Class A2-b
Senior Hedge Termination Payments                         $0.00            $0.00       $0.00       $0.00    $178,101,073.66
Class A3-b
Interest - Class A-1 Notes                          $841,214.06      $841,214.06       $0.00       $0.00    $177,259,859.60
Interest - Class A-2a Notes                         $180,000.00      $180,000.00       $0.00       $0.00    $177,079,859.60
Interest - Class A-2b Notes                         $747,687.52      $747,687.52       $0.00       $0.00    $176,332,172.08
Interest - Class A-3a Notes                         $374,000.00      $374,000.00       $0.00       $0.00    $175,958,172.08
Interest - Class A-3b Notes                       $1,604,778.18    $1,604,778.18       $0.00       $0.00    $174,353,393.90
Interest - Class A-4 Notes                        $1,656,098.33    $1,656,098.33       $0.00       $0.00    $172,697,295.57
Priority Principal Payment                                $0.00            $0.00       $0.00       $0.00    $172,697,295.57
Reserve Account Deposit                                   $0.00            $0.00       $0.00       $0.00    $172,697,295.57
Regular Principal Payment                       $775,000,000.00  $172,697,295.57       $0.00       $0.00              $0.00
Subordinated Hedge Termination Payments-                  $0.00            $0.00       $0.00       $0.00              $0.00
Class A2-b
Subordinated Hedge Termination Payments - Class A-        $0.00            $0.00       $0.00       $0.00              $0.00
Class A3-b
Additional Trustee Fees and                               $0.00            $0.00       $0.00       $0.00              $0.00
Residual Released to Depositor                            $0.00            $0.00       $0.00       $0.00              $0.00
                                                                           -----
TOTAL                                                            $181,615,038.94

                                                               PRINCIPAL PAYMENT:
                                                                      Priority Principal Payment                      $0.00
                                                                      Regular Principal Payment             $172,697,295.57
                                                                                                            ---------------
                                                                      TOTAL                                 $172,697,295.57

IV. NOTEHOLDER PAYMENTS

                         NOTEHOLDER PRINCIPAL PAYMENTS    NOTEHOLDER INTEREST PAYMENTS            TOTAL PAYMENT
                                ACTUAL   PER $1,000 OF          ACTUAL    PER $1,000 OF           ACTUAL      PER $1,000 OF
                                              ORIGINAL                         ORIGINAL                    ORIGINAL BALANCE
                                               BALANCE                          BALANCE
Class A-1 Notes        $172,697,295.57         $222.84     $841,214.06            $1.09  $173,538,509.63            $223.92
Class A-2a Notes                 $0.00           $0.00     $180,000.00            $1.80      $180,000.00              $1.80
Class A-2b Notes                 $0.00           $0.00     $747,687.52            $1.47      $747,687.52              $1.47
Class A-3a Notes                 $0.00           $0.00     $374,000.00            $2.20      $374,000.00              $2.20
Class A-3b Notes                 $0.00           $0.00   $1,604,778.18            $1.76    $1,604,778.18              $1.76
Class A-4 Notes                  $0.00           $0.00   $1,656,098.33            $3.37    $1,656,098.33              $3.37
                                 -----                   -------------                     -------------
TOTAL                  $172,697,295.57                   $5,403,778.09                   $178,101,073.66

FORD CREDIT AUTO OWNER TRUST 2009-A
MONTHLY INVESTOR REPORT

Collection Period                                                                                                       March, 2009
Payment Date                                                                                                              4/15/2009
Transaction Month                                                                                                                 1

V. NOTE BALANCE AND POOL INFORMATION

                                                      BEGINNING OF PERIOD                             END OF PERIOD
                                                            BALANCE           NOTE FACTOR              BALANCE          NOTE FACTOR
Class A-1 Notes                                     $775,000,000.00             1.0000000     $602,302,704.43             0.7771648
Class A-2a Notes                                    $100,000,000.00             1.0000000     $100,000,000.00             1.0000000
Class A-2b Notes                                    $508,000,000.00             1.0000000     $508,000,000.00             1.0000000
Class A-3a Notes                                    $170,000,000.00             1.0000000     $170,000,000.00             1.0000000
Class A-3b Notes                                    $910,000,000.00             1.0000000     $910,000,000.00             1.0000000
Class A-4b Notes                                    $491,100,000.00             1.0000000     $491,100,000.00             1.0000000
                                                    ---------------             ---------     ---------------             ---------
TOTAL                                             $2,954,100,000.00             1.0000000   $2,781,402,704.43             0.9415398

POOL INFORMATION
 Weighted Average APR                                                              7.000%                                    6.953%
 Weighted Average Remaining Term                                                    56.40                                     55.58
 Number of Receivables Outstanding                                                179,524                                   173,472
 Pool Balance                                                           $3,483,283,175.85                         $3,322,091,387.23
 Adjusted Pool Balance (Pool Balance - YSOC Amount)                     $3,109,535,119.88                         $2,960,545,263.78
 Pool Factor                                                                    1.0000000                                 0.9537242

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve  Balance                                                                                           $40,057,756.52
Targeted Credit Enhancement Amount                                                                                   $54,814,507.89
Yield Supplement Overcollateralization Amount                                                                       $361,546,123.45
Targeted Overcollateralization Amount                                                                               $593,970,333.21
Actual Overcollateralization Amount (EOP Pool Balance - EOP  Note Balance)                                          $540,688,682.80
Fixed Overcollateralization                                                                                         $217,667,458.39

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance                                                                                    $40,057,756.52
Reserve Account Deposits Made                                                                                                  0.00
Reserve Account Draw Amount                                                                                                    0.00
                                                                                                                               ----
Ending Reserve Account Balance                                                                                       $40,057,756.52
Change in Reserve Account Balance                                                                                             $0.00

Specified Reserve  Balance                                                                                           $40,057,756.52

FORD CREDIT AUTO OWNER TRUST 2009-A
MONTHLY INVESTOR REPORT

Collection Period                                                                                            March, 2009
Payment Date                                                                                                   4/15/2009
Transaction Month                                                                                                      1

VIII. NET LOSSES AND DELINQUENT RECEIVABLES
                                                                                      # OF RECEIVABLES            AMOUNT
Realized Loss                                                                                      462        $16,546.18
(Recoveries)                                                                                         0             $0.00
                                                                                                                   -----
NET LOSSES FOR CURRENT COLLECTION PERIOD                                                                      $16,546.18
Cumulative Net Losses Last Collection                                                                              $0.00
                                                                                                                   -----
CUMULATIVE NET LOSSES FOR ALL COLLECTION PERIODS                                                              $16,546.18

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)                 0.01%

DELINQUENT RECEIVABLES:

                                                               % OF EOP POOL         # OF RECEIVABLES             AMOUNT
31-60 Days Delinquent                                                       0.66%               1,069     $21,991,767.67
61-90 Days Delinquent                                                       0.01%                  20        $414,527.35
91-120 Days Delinquent                                                      0.00%                   2         $69,929.84
Over 120 Days Delinquent                                                    0.00%                   0              $0.00
                                                                            -----                   -              -----
TOTAL DELINQUENT RECEIVABLES                                                0.68%               1,091     $22,476,224.86

REPOSSESION INVENTORY:

Repossesed in the Current Collection Period                                                        40      $1,008,709.32
Total Repossesed Inventory                                                                         43      $1,094,146.28

RATIO OF NET LOSSES TO THE AVERAGE POOL BALANCE FOR THE COLLECTION PERIOD:
Second Preceding Collection Period                                                                               0.0000%
Preceding Collection Period                                                                                      0.0000%
Current Collection Period                                                                                        0.0058%
Three Month Average                                                                                              0.0000%

NUMBER OF 61+ DELINQUENT RECEIVABLES TO EOP NUMBER OF OUTSTANDING RECEIVABLES:
Second Preceding Collection Period                                                                               0.0000%
Preceding Collection Period                                                                                      0.0000%
Current Collection Period                                                                                        0.0127%
Three Month Average                                                                                              0.0000%